Fair Value Measurements - Tranche right liability (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Tranche Right Liability [Roll Forward]
Change in fair value of tranche rights liability	$ 256	$ 256	$ (418)
Tranche right liability
Tranche Right Liability [Roll Forward]
Tranche rights liability, beginning balance	$ 310	310	2,088
Change in fair value of tranche right liability immediately prior to tranche settlement		(256)	473
Settlement of Series 2 Growth tranche right liability		(54)	(2,561)
Establishment of Series 3 Growth tranche rights liability			365
Changes in fair value			(55)
Tranche rights liability, ending balance			310
Change in fair value of tranche rights liability		$ 300	$ 400